Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
We have operating leases primarily for real estate. The leases generally have terms which range from one to 21 years, some include options to extend or renew, and some include options to early terminate the leases. As of December 31,
2025 and 2024, options to early terminate have not been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During the years ended December 31, 2025 and 2024, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When the interest rate implicit in each lease is not readily determinable, we apply our incremental borrowing rate in determining the present value of lease payments. All operating lease expense is recognized on a straight-line basis over the lease term. For the years ended December 31, 2025 and 2024, we recognized $28.3 million and $30.6 million in total lease costs, respectively.
Supplemental balance sheet and other information related to operating leases as of December 31, 2025 and 2024 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2025	2024

Operating lease right-of-use assets	Other long-term assets	$153,144	$116,238

Current operating lease liabilities	Accrued and other current liabilities	$28,837	$24,335
Long-term operating lease liabilities	Other long-term liabilities	$129,107	$96,658

Weighted average remaining lease term		9.21 years	7.38 years
Weighted average discount rate		3.23%	3.31%
Supplemental disclosure related to operating leases for the years ended December 31, 2025 and 2024 is as follows:

(in thousands)	2025	2024

Cash paid for operating leases included in cash flows from operating activities	$31,741	$27,306
Operating lease right-of-use assets obtained in exchange for lease obligations	$45,462	$44,219
Future operating lease payments as of December 31, 2025 are as follows:

Years ending December 31, (in thousands)

2026	$34,130
2027	30,234
2028	24,468
2029	17,407
2030	10,889
Thereafter	65,634
Total lease payments	182,762
Less: Imputed interest	(24,818)
Total	$157,944
As of December 31, 2025, we do not have any material operating lease that have not yet commenced. We had not entered into any material finance leases as of December 31, 2025 and 2024.